ALLOWANCE FOR DOUBTFUL ACCOUNTS RECEIVABLES AND PROVISION FOR LOSSES OF ADVANCES TO SUPPLIERS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for doubtful receivables
Analysis of allowance for doubtful receivables
Balance, beginning of the year	$ 45,438,767	$ 19,295,063	$ 13,859,407
Allowance made during the year	61,387,013	26,556,358	5,435,656
Amount written-off against allowance	(607)	(412,654)
Balance, end of the year	106,825,173	45,438,767	19,295,063
Allowance for advances to suppliers
Analysis of allowance for doubtful receivables
Allowance made during the year	$ 2,800,000	$ 9,500,000	$ 200,000